Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Line Items]
Profits tax rate	15.00%
Current rate of taxation	8.25%	8.25%	8.25%
PRC income tax rate	25.00%
Preferential EIT rates	15.00%
Tax reduction rate	5.00%	5.00%	5.00%
Tax provision rate				12.50%
Withholding tax rate	10.00%
Addition of unrecognized tax benefits (in Yuan Renminbi)	¥ 34,368
Underpayment of income tax liability (in Yuan Renminbi)	100
Uncertain tax position (in Yuan Renminbi)	4,646
Operating loss carry-forwards (in Yuan Renminbi)	607,324	¥ 149,477
Future taxable income (in Yuan Renminbi)	120,646
Tax loss carried forward (in Yuan Renminbi)	35,403
Tax exemption amount (in Yuan Renminbi)	2,861
Aggregate undistributed earnings (in Yuan Renminbi)	868,929	90,570
Undistributed earnings (in Yuan Renminbi)	¥ 43,496	¥ 4,529
Shenzhen Huazhong [Member]
Income Taxes [Line Items]
Tax reduction rate	50.00%
PRC [Member]
Income Taxes [Line Items]
PRC income tax rate	25.00%
Withholding tax rate	10.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%
PRC income tax rate	25.00%
Tax reduction rate	5.00%
Withholding tax rate	5.00%
From 2025 to 2029 [Member]
Income Taxes [Line Items]
Operating loss carry-forwards (in Yuan Renminbi)	¥ 486,678